Average Annual Total Returns	0 Months Ended
Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index
Average Annual Return:
1 Year	0.12%
Inception	0.13%
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	19.54%
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Average Annual Return:
1 Year	(7.78%)
Inception	(7.63%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	(8.00%)
Inception	(7.85%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	(4.99%)
Inception	(6.59%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Average Annual Return:
1 Year	(7.40%)
Inception	(7.26%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index
Average Annual Return:
1 Year	0.12%
Inception	0.13%
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	19.54%
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Average Annual Return:
1 Year	(7.68%)
Inception	(7.54%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	(7.91%)
Inception	(7.76%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	(4.93%)
Inception	(6.51%)
Inception Date	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Average Annual Return:
1 Year	(7.12%)
Inception	(6.98%)
Inception Date	Dec. 19, 2011
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Average Annual Return:
1 Year	(1.88%)
Inception	(5.84%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C | After tax on distribution
Average Annual Return:
1 Year	(4.16%)
Inception	(8.30%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C | After tax on distributions, with sale
Average Annual Return:
1 Year	(1.04%)
Inception	(6.16%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index

Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Average Annual Return:
1 Year	(1.47%)
Inception	(5.45%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	(3.76%)
Inception	(7.92%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	(0.78%)
Inception	(5.85%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Average Annual Return:
1 Year	(1.22%)
Inception	(5.22%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Average Annual Return:
1 Year	(1.07%)
Inception	(5.07%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Average Annual Return:
1 Year	(1.37%)
Inception	(5.36%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	(3.66%)
Inception	(7.82%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	(0.72%)
Inception	(5.77%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Average Annual Return:
1 Year	(0.78%)
Inception	(4.79%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index
Average Annual Return:
1 Year	18.57%
Inception	12.53%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index
Average Annual Return:
1 Year	16.50%
Inception	12.24%
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Average Annual Return:
1 Year	(0.73%)
Inception	(4.74%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6 | After tax on distribution
Average Annual Return:
1 Year	(3.03%)
Inception	(7.22%)
Inception Date	Nov. 02, 2009
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	(0.30%)
Inception	(5.27%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Average Annual Return:
1 Year	(6.02%)
Inception	(9.78%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C | After tax on distribution
Average Annual Return:
1 Year	(7.19%)
Inception	(11.06%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.88%)
Inception	(8.80%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Average Annual Return:
1 Year	(5.63%)
Inception	(9.41%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	(6.81%)
Inception	(10.69%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.63%)
Inception	(8.50%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Average Annual Return:
1 Year	(5.39%)
Inception	(9.18%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Average Annual Return:
1 Year	(5.25%)
Inception	(9.04%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Average Annual Return:
1 Year	(5.53%)
Inception	(9.31%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	(6.71%)
Inception	(10.60%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.57%)
Inception	(8.43%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Average Annual Return:
1 Year	(4.96%)
Inception	(8.76%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Barclays 1-5 Yr U.S. Credit Index
Average Annual Return:
1 Year	5.51%
Inception	4.66%
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Average Annual Return:
1 Year	(4.91%)
Inception	(8.72%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6 | After tax on distribution
Average Annual Return:
1 Year	(6.10%)
Inception	(10.01%)
Inception Date	Nov. 02, 2009
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	(3.17%)
Inception	(7.95%)
Inception Date	Nov. 02, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | MSCI World Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	16.54%
Inception	12.93%
Inception Date	Jan. 02, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
Inception	6.13%
Inception Date	Jan. 02, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | 55% MSCI World Index (Gross of foreign withholding taxes on dividends)/45% Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	11.08%
Inception	10.30%
Inception Date	Jan. 02, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Average Annual Return:
1 Year	7.57%
Inception	12.54%
Inception Date	Jan. 02, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4 | After tax on distribution
Average Annual Return:
1 Year	7.07%
Inception	11.38%
Inception Date	Jan. 02, 2009
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4 | After tax on distributions, with sale
Average Annual Return:
1 Year	4.99%
Inception	10.31%
Inception Date	Jan. 02, 2009
(International Small Company Fund - Class A) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Average Annual Return:
1 Year	12.33%
5 Years	(2.82%)
Inception	(0.53%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A | After tax on distribution
Average Annual Return:
1 Year	11.69%
5 Years	(3.69%)
Inception	(1.61%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A | After tax on distributions, with sale
Average Annual Return:
1 Year	8.01%
5 Years	(2.88%)
Inception	(1.02%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Average Annual Return:
1 Year	18.72%
5 Years	(1.43%)
Inception	0.64%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I | After tax on distribution
Average Annual Return:
1 Year	18.03%
5 Years	(2.31%)
Inception	(0.46%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I | After tax on distributions, with sale
Average Annual Return:
1 Year	12.16%
5 Years	(1.73%)
Inception	(0.05%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Average Annual Return:
1 Year	1.15%
5 Years	(16.10%)
Inception	(14.33%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C | After tax on distribution
Average Annual Return:
1 Year	(0.44%)
5 Years	(16.86%)
Inception	(15.27%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C | After tax on distributions, with sale
Average Annual Return:
1 Year	0.10%
5 Years	(13.13%)
Inception	(11.40%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Average Annual Return:
1 Year	1.56%
5 Years	(15.76%)
Inception	(13.98%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1 | After tax on distribution
Average Annual Return:
1 Year	0.97%
5 Years	(16.52%)
Inception	(14.92%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1 | After tax on distributions, with sale
Average Annual Return:
1 Year	1.01%
5 Years	(12.89%)
Inception	(11.17%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Average Annual Return:
1 Year	1.81%
5 Years	(15.55%)
Inception	(13.76%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Average Annual Return:
1 Year	2.07%
5 Years	(15.34%)
Inception	(13.54%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Average Annual Return:
1 Year	1.66%
5 Years	(15.68%)
Inception	(13.89%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3 | After tax on distribution
Average Annual Return:
1 Year	1.07%
5 Years	(16.44%)
Inception	(14.84%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3 | After tax on distributions, with sale
Average Annual Return:
1 Year	1.08%
5 Years	(12.83%)
Inception	(11.11%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Average Annual Return:
1 Year	2.28%
5 Years	(15.17%)
Inception	(13.36%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | MSCI EAFE Small Cap Index (Gross of foreign withholding taxes on dividends)
Average Annual Return:
1 Year	20.42%
5 Years	(0.51%)
Inception	0.41%
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Average Annual Return:
1 Year	2.33%
5 Years	(15.12%)
Inception	(13.33%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6 | After tax on distribution
Average Annual Return:
1 Year	1.73%
5 Years	(15.89%)
Inception	(14.28%)
Inception Date	Apr. 28, 2006
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6 | After tax on distributions, with sale
Average Annual Return:
1 Year	1.51%
5 Years	(12.43%)
Inception	(10.72%)
Inception Date	Apr. 28, 2006